Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
NOTE 4. Property and Equipment, Net

The following table summarizes the Company’s property and equipment (in thousands):

	December 31,
	2020	2019
Computer equipment and software	$8,135	$6,553
Furniture and fixtures	2,856	2,745
Building and leasehold improvements	2,740	2,704

	13,731	12,002
Less: accumulated depreciation	(7,275)	(4,850)

Property and equipment, net	$6,456	$7,152

For the years ended December 31, 2020, 2019, and 2018, the Company recognized $
2.2
 million, $
1.6
 million, and $1.0

million, respectively, in
depreciation expense, which is included in depreciation and am
o
rtization expense in the consolidated statements of operations.